Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 13,220,000	$ 5,316,000
Interest-earning deposits with banks	16,523,000	688,000
Federal funds sold	29,601,000	14,475,000
Cash and cash equivalents	59,344,000	20,479,000
Time deposits with banks	4,410,000	5,880,000
Securities available for sale	65,944,000	0
Securities held to maturity (Fair value of $0 and $75,469)		75,473,000
Loans held for sale	790,000	2,012,000
Loans, net of allowance for loan losses of $2,511 and $1,726	326,266,000	108,666,000
Premises and equipment, net	17,612,000	6,074,000
Federal Home Loan Bank stock, at cost	1,597,000	180,000
Cash surrender value of bank-owned life insurance	12,122,000	7,259,000
Deferred income tax asset	6,426,000	2,782,000
Goodwill and other intangibles	10,101,000
Accrued interest receivable	1,048,000	613,000
Other real estate owned	32,000	41,000
Other assets	1,573,000	361,000
Total assets	507,265,000	229,820,000
Liabilities:
Noninterest-bearing demand accounts	89,114,000	34,774,000
Interest-bearing demand and savings accounts	198,977,000	92,897,000
Time deposits	111,020,000	36,253,000
Total deposits	399,111,000	163,924,000
Federal Home Loan Bank advances	27,500,000	0
Other borrowings	1,427,000	0
Other liabilities	7,833,000	4,270,000
Total liabilities	$ 435,871,000	$ 168,194,000
Stockholders' equity:
Preferred stock, $0.01 par value, 5,000,000 authorized; none outstanding
Common stock, $0.01 par value, 50,000,000 shares authorized; issued and outstanding of 5,259,321 and 4,232,000	$ 53,000	$ 42,000
Additional paid in capital	52,763,000	40,766,000
Retained income	21,846,000	24,091,000
Unearned employee stock ownership plan ("ESOP") shares	(3,160,000)	(3,273,000)
Accumulated other comprehensive loss	(108,000)
Total stockholders' equity	71,394,000	61,626,000
Total liabilities and stockholders' equity	$ 507,265,000	$ 229,820,000